Property and Equipment (Schedule of Property and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,290.1		$ 3,560.1
Less accumulated depreciation	(990.9)		(737.7)
Property and equipment, net	3,299.2	$ 3,626.1	2,822.4
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16.2		0.7
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 109.2		64.7
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	15 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	20 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5.1		5.7
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	7 years
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15.1		16.7
Computer Hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years
Computer Hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8.3		9.3
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 272.1		94.9
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	7 years
Fiber Optic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 623.3		583.7
Fiber Optic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	8 years
Circuit Switch Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12.1		11.8
Circuit Switch Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	10 years
Packet Switch Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 76.2		62.8
Packet Switch Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years
Fiber Optic Network [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,715.4		2,450.8
Fiber Optic Network [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	15 years
Fiber Optic Network [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	20 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 437.1		$ 259.0